Current and long-term debt - At the Market Offering Program (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jan. 31, 2021
Disclosure of detailed information about borrowings [line items]
Issuance of debt	$ 367,578	$ 318,194
B. Riley Securities Inc | Unsecured Senior Notes Due 2025
Disclosure of detailed information about borrowings [line items]
Authorized amount of additional principal			$ 75,000
Borrowings interest rate			7.00%
Aggregate principal amount notes issued			$ 28,100
B. Riley Securities Inc | Unsecured Senior Notes Due 2025 | Sales of additional notes
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued	30,700
Issuance of debt	$ 30,000